AREAS OF JUDGMENT AND ESTIMATION UNCERTAINTY	12 Months Ended
Dec. 31, 2020
AREAS OF JUDGMENT AND ESTIMATION UNCERTAINTY [Abstract]
AREAS OF JUDGMENT AND ESTIMATION UNCERTAINTY	AREAS OF JUDGMENT AND ESTIMATION UNCERTAINTYIn preparing its consolidated financial statements, the Company makes judgments in applying its accounting policies. The judgments that have the most significant effect on the amounts recognized in the consolidated financial statements are outlined below. In addition, the preparation of consolidated financial statements in conformity with IFRS requires the use of estimates that affect the amounts reported and disclosed in the consolidated financial statements and related notes. These estimates are based on management’s best knowledge of the relevant facts and circumstances, having regard to previous experience, but actual results may differ materially from the amounts included in the consolidated financial statements. Information about assumptions and other sources of estimation uncertainty as at December 31, 2020 that have a significant risk of resulting in a material adjustment to the carrying amounts of assets and liabilities within the next year are outlined below.
3.AREAS OF JUDGMENT AND ESTIMATION UNCERTAINTY (continued)

(a)Areas of Judgment

Assessment of impairment indicators

Judgment is required in assessing whether certain factors would be considered an indicator of impairment. The Company considers both internal and external information to determine whether there is an indicator of impairment present and, accordingly, whether impairment testing is required. The information the Company considers in assessing whether there is an indicator of impairment includes, but is not limited to, market and economic conditions, commodity prices, reserves and resources, mine plans and operating results, market transactions for similar assets and its market capitalization.

At December 31, 2020 and 2019, the Company assessed whether there were indicators of impairment present for its mineral properties, plant and equipment. At December 31, 2020, as part of its assessment, the Company noted no indicators of impairment.

As part of its assessment at December 31, 2019, the Company noted that total sustaining capital expenditures estimated in Puna's 2019 LOM plan, which was completed in the fourth quarter of 2019, were significantly higher than the sustaining capital expenditures estimated in Puna's 2016 technical report. The increase in the estimate of total sustaining capital expenditures over the LOM was considered to be an indicator of impairment. As a result, the Company performed an impairment assessment of Puna as at December 31, 2019 (note 25).

Functional currency

The Company has determined the functional currency of SSR Mining and each of its subsidiaries is the U.S. dollar. The determination of a subsidiary’s functional currency requires significant judgment to determine the primary economic environment. The Company reconsiders the functional currency of its subsidiaries when there is a change in events and conditions which determined the primary economic environment.

Deferred tax assets and liabilities

Judgment is required in assessing whether deferred tax assets and certain deferred tax liabilities are recognized in the consolidated statements of financial position and what tax rate is expected to be applied in the year when the related temporary differences reverse. In assessing the recoverability of deferred tax assets, judgment is applied to determine the Company's ability to use the underlying future tax deductions. Judgment is applied when determining that deferred tax liabilities arising from temporary differences on investments in subsidiaries should not be recognized as the reversal of the temporary differences is not expected to occur in the foreseeable future and can be controlled by the Company. Judgment is also required on the application of income tax legislation. These judgments are subject to risk and uncertainty and could result in an adjustment to the deferred tax provision and a corresponding credit or charge to profit.

Acquisitions

IFRS 3 requires that, for each business combination, one of the combining entities should be identified as the acquirer. This assessment focuses on which entity obtains control of another entity. When the acquirer is not clearly indicated, supplementary factors such as: which entity transfers cash or other assets or incurs liabilities; which entity issues its equity interests; and the relative size of the entities are considered. By virtue of the Company issuing equity instruments and the relative voting rights of SSR Mining shareholders, including significant minority shareholders post-merger, SSR Mining has been identified as the acquirer of Alacer (notes 1(a) and 4(a)) and, as such, the transaction has been accounted for using the acquisition method of accounting in accordance with IFRS 3.
3.AREAS OF JUDGMENT AND ESTIMATION UNCERTAINTY (continued)
(b)Sources of Estimation Uncertainty

Mineral Reserves and Mineral Resources

The Company estimates Mineral Reserves and Mineral Resources based on information prepared by qualified persons as defined by NI 43-101. Mineral Reserves are used in the calculation of depletion and depreciation, and in performing impairment testing and for forecasting the timing of the payment of reclamation and closure costs, and future taxes. In assessing the LOM for accounting purposes, Mineral Resources are only taken into account where there is a high degree of confidence of economic extraction. There are numerous uncertainties inherent in estimating Mineral Reserves, and assumptions that are valid at the time of estimation may change significantly when new information becomes available. Changes in the forecast prices of commodities, exchange rates, production costs or recovery rates may, ultimately, result in Mineral Reserves estimates being revised. Such changes in Mineral Reserves could impact depletion and depreciation rates, carrying amounts of mineral properties, plant and equipment and the provision for reclamation and closure costs.

Recoverable amount of goodwill

A discounted cash flow model is used to determine the recoverable amount of the Seabee CGU when performing the annual impairment test for goodwill. The projected cash flows are significantly affected by assumptions related to future metal prices, production based on current estimates of Mineral Reserves and recoverable Mineral Resources, future operating costs and capital expenditures, the discount rate and future Canadian dollar ("CAD") to U.S. dollar ("USD") foreign exchange rates. Note 11 outlines the significant inputs used when performing the Company's goodwill impairment testing. These inputs are based on management's best estimates of what an independent market participant would consider appropriate. There is a risk that changes in these inputs may result in a material adjustment to the carrying value of goodwill within the next year.

Valuation of inventory

The measurement of inventory, including the determination of its NRV, especially as it relates to ore in stockpiles, leach pad inventory, and work-in-process involves the use of estimates.
The NRV of inventory is calculated as the estimated price at the time of sale based on prevailing and forecast metal prices less estimated future production costs to convert the inventory into saleable form and associated selling costs. In addition, in determining the value of leach pad inventory, the Company makes estimates of quantities and grades of ore stacked on leach pads, and the recoverable gold in this material to determine the total inventory. Changes in these estimates can result in a change in carrying amounts of inventory, as well as cost of sales. The determination of forecast sales prices, recovery rates, grade, assumed contained metal in stockpiles, work-in-process and leach pad inventory and production and selling costs requires significant assumptions that may impact the carrying amount of inventories.
Depletion and depreciation

The Company uses the units-of-production method to deplete mineral properties, whereby depletion is calculated using the quantity of ounces extracted from the mine in the period as a percentage of the total quantity of ounces expected to be extracted in current and future periods. Other assets are depreciated, net of residual value, using the straight-line method over the useful life of the asset.
The calculation of the units-of-production rate and the useful life and residual values of mineral properties, plant and equipment, and therefore the annual depletion and depreciation expense, could be materially affected by changes in the underlying estimates. Changes in estimates can be the result of changes in the Company's mine plans, differences between estimated and actual costs of mining and differences in the metal price used in the estimation of Mineral Reserves.
3.AREAS OF JUDGMENT AND ESTIMATION UNCERTAINTY (continued)
(b)Sources of Estimation Uncertainty (continued)
Estimate of reclamation and closure costs

The Company's provision for reclamation and closure cost obligations represents management's best estimate of the present value of the future cash outflows required to settle the liability, which reflects estimates of future costs, the timing of the cash flows associated with the future costs, inflation and movements in foreign exchange rates when liabilities are anticipated to be settled in a foreign currency. Cost estimates can vary in response to many factors including changes to the relevant legal requirements, whether closure plans achieve intended reclamation goals, the emergence of new restoration techniques or experience at other mine sites, local inflation rates and foreign exchange rates. The expected timing of expenditures can also change, for example, in response to changes in Mineral Reserves, production rates or economic conditions. The Company's assumptions are reviewed at the end of each reporting period and adjusted to reflect management's current best estimate, and changes in any of the above factors can result in a material change to the provision recognized.

Income taxes

The Company is subject to income taxes in numerous jurisdictions and significant judgment is required in determining the worldwide provision for income taxes. There are transactions undertaken during the ordinary course of business for which the ultimate tax determination is uncertain, including, but not limited to, the eligibility of qualified expenditures at Çöpler for investment incentive tax credits. The Company recognizes current and deferred tax assets and liabilities based on its current understanding of applicable tax laws as well as assumptions on future taxable income which demonstrate that taxable profit will be available against which deferred tax assets and other deductible temporary differences can be utilized.
The Company is subject to assessments by various taxation authorities, which may interpret legislation differently. Tax regulations and legislation and related interpretations may also change in the future. Where the final tax outcome is different from that which has been reflected in the consolidated financial statements, such differences will impact the current and/or deferred tax provisions in the period in which such determination is made.